Intangible Assets and Goodwill - Summary Of Other Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Weighted average life of intangible assets (years)			1 year 9 months 18 days
Finite-lived intangible assets, gross carrying amount	$ 16,330		$ 16,330		$ 12,813
Accumulated Amortization	(5,143)		(5,143)		(10,436)
Finite-lived intangible assets, net carrying amount	11,187		11,187		$ 2,377
Amortization of intangible assets	300	$ 200	$ 620	$ 393
Trade name
Finite-Lived Intangible Assets [Line Items]
Weighted average life of intangible assets (years)			10 years
Finite-lived intangible assets, gross carrying amount	9,430		$ 9,430
Accumulated Amortization	(403)		(403)
Finite-lived intangible assets, net carrying amount	9,027		$ 9,027
Distribution agreements
Finite-Lived Intangible Assets [Line Items]
Weighted average life of intangible assets (years)			15 years		15 years
Finite-lived intangible assets, gross carrying amount	3,720		$ 3,720		$ 3,720
Accumulated Amortization	(2,563)		(2,563)		(2,438)
Finite-lived intangible assets, net carrying amount	1,157		$ 1,157		$ 1,282
Photo and magazine archives
Finite-Lived Intangible Assets [Line Items]
Weighted average life of intangible assets (years)			10 years		10 years
Finite-lived intangible assets, gross carrying amount	2,000		$ 2,000		$ 2,000
Accumulated Amortization	(2,000)		(2,000)		(1,967)
Finite-lived intangible assets, net carrying amount					$ 33
Licensed programming costs
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	100	$ 100	$ 200	$ 200
Licensing agreements
Finite-Lived Intangible Assets [Line Items]
Weighted average life of intangible assets (years)					9 years
Finite-lived intangible assets, gross carrying amount					$ 5,913
Accumulated Amortization					$ (5,913)
Customer list
Finite-Lived Intangible Assets [Line Items]
Weighted average life of intangible assets (years)			10 years		10 years
Finite-lived intangible assets, gross carrying amount	1,180		$ 1,180		$ 1,180
Accumulated Amortization	(177)		(177)		(118)
Finite-lived intangible assets, net carrying amount	$ 1,003		$ 1,003		$ 1,062